April 27, 2026
Updating Summary Prospectus for Investors in Preference Plus Select® Variable Annuity Contracts B Class, Bonus Class, C Class and L Class
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about individual Preference Plus Select® Contracts for deferred variable annuities (“Deferred Annuities”) issued by Metropolitan Life Insurance Company ( “MetLife” ,” the “Company,” “we,” “us” or “our”).
The Prospectus for the Contracts contains more information about the Contracts, including features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://dfinview.com/metlife/PUFT/MET000204. You can also obtain this information at no cost by calling our Administrative Office at (800) 638-7732, or by sending an email request to RCG@metlife.com. If your annuity was issued in connection with an employer plan, You should check with your Employer as to which Portfolios are available under your Contract.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since You last received the Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since You entered into your Contract:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. A Withdrawal Charge of up to 9.00% may be assessed if You make a withdrawal and the amount of the withdrawal is determined to include the withdrawal of any purchase payment paid less than 7 years before the date of the withdrawal.
For example, if You purchase a Bonus Class Contract for $100,000 and surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $9,000.
Charges
Are there Transaction Charges?
Yes. In addition to Withdrawal Charges, You also may be charged for other transactions such as transfers of Account Value among
Divisions or between the Divisions and the Fixed Interest Account.
Although we do not currently charge a fee for transfers, we reserve the right to impose a transfer fee of $25 on transfers in excess of 12 in a Contract Year.
Charges
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and optional benefits You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.28%(1)	1.73%(1)
	Investment Options (Portfolio fees and expenses)	0.42%(2)	1.38%(2)
	Optional benefits available only when your Contract was issued and for an additional charge (for a single optional benefit, if elected)	0.20%(3)	1.80%(3)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually and is charged only against amounts in the Separate Account. The
Annual Contract Fee is waived if the Account Balance is
$50,000 or more. Regardless of the amount of your Account
Balance, the entire fee will be deducted if You take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
As a percentage of the Total Guaranteed Withdrawal
Amount.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:	Fees
	$1,576	$3,956
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
●No sales charges
●No additional purchase
payments, transfers or
withdrawals

	RISKS		LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply to the withdrawal of any purchase payment paid less than 7 years before the date of the withdrawal.
Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time.
●The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under any Fixed Interest
Account investment option), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the
Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account.
However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available by visiting https://
www.metlife.com/about-us/corporate-profile/ratings/.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes. We reserve the right to limit the number of transfers per
Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. Although we do not currently charge a fee for transfers of Account Value among Divisions or between the Divisions and the Fixed Interest
Account, we reserve the right to impose a transfer fee in the future of $25 for each transfer over twelve in a Contract Year.
Some optional benefits impose restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the optional benefits out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Transfers
Are there any Restrictions on Contract Benefits?
Yes. Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.
You are required to have a certain Contract Value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.
Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
If your annuity was issued in connection with an employer plan, You should check with your employer regarding the availability of riders.
Restrictions on Transfers

	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
●If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing
Contract.
Exchanges/Transfers

IMPORTANT TERMS YOU SHOULD KNOW
Account Value, Account Balance or Contract value — When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance (also referred to as Account Value or Contract value) is the total amount of money in your Deferred Annuity, including money in the Divisions of the Separate Account, the Fixed Interest Account and the Enhanced Dollar Cost Averaging Program.
Accumulation Unit Value — With a Deferred Annuity, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units. Accumulation Units are established for each Division. We determine the value of these Accumulation Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolios, the deduction of the Separate Account charge also affects a Division's Accumulation Unit Value.
Administrative Office —  Our Administrative Office varies based on the type of service request or transaction that You are making. The most recent correspondence or quarterly statement sent to You will have the address and telephone number that You can use to contact us for specific transactions and requests. We will notify You if there are changes to this information.
Annuitant — The natural person whose life is the measure for determining the duration and the dollar amount of income payments.
Annuity Unit — An accounting unit of measure used to calculate the amount of Annuity Payments.
Annuity Unit Value — With a variable Pay-Out Option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR factor and the Separate Account charge.
Assumed Investment Return (AIR)  — Under a variable Pay-Out Option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary — The person or persons who receives a benefit, including continuing payments or a lump sum payment, in the event a Contract Owner or Annuitant, as applicable, dies.
Contract — A Contract is the legal agreement between You and MetLife. The Contract contains relevant provisions of your Deferred Annuity or Income Annuity.
Contract Anniversary — An anniversary of the date we issue the Deferred Annuity.
Contract Owner  — The person(s) or entity entitled to ownership rights under this Contract. If Joint Owners are named, all references to Contract Owner shall mean Joint Owners.
Contract Year — The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Preference Plus Variable Deferred Annuity Contract.
Divisions  —  Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
Exchange —  The New York Stock Exchange is referred to as the “Exchange.”
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.
MetLife —  MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as the “Company,” “we,” “us” or “our.”
Pay-Out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Separate Account — Metropolitan Life Separate Account E (“Separate Account”) is an investment account. All assets contributed to Divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.
Variable Annuity — An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a variable annuity.
Withdrawal Charge — The Withdrawal Charge is the amount we deduct from your Account Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.
You — In this Prospectus “You” is the Contract Owner of the Deferred Annuity or the Income Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). “You” can also be a Beneficiary of a deceased person’s Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract may have two Contract Owners (both of whom must be individuals). The

Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000204. You can also request this information at no cost by calling (800) 638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies as described below.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund(1) - Class 2 Capital Research and Management CompanySM	0.58%	0.25%	0.83%	20.24%	13.37%	17.97%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund®*(1)†† - Class 2 Capital Research and Management CompanySM	0.90%	0.25%	1.15%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America*(1) - Class 2 Capital Research and Management CompanySM	0.47%	0.25%	0.72%	7.26%	-0.14%	2.36%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	—	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	—	0.95%	14.46%	5.71%	7.30%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
International Equity	Baillie Gifford International Stock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.99%	—	0.99%	18.96%	0.70%	7.34%
International Equity	Baillie Gifford International Stock Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.89%	—	0.89%	19.13%	0.80%	7.45%
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	—	0.63%	7.68%	-0.42%	2.12%
US Fixed Income	BlackRock Bond Income Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.53%	—	0.53%	7.79%	-0.32%	2.22%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.81%	—	0.81%	12.91%	10.79%	15.51%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio*(2) - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	—	0.62%	3.89%	2.83%	1.85%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio*§ - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	—	0.52%	3.99%	2.93%	1.95%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.96%	—	0.96%	17.06%	8.63%	10.70%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	9.25%	2.06%	3.97%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	11.50%	3.84%	5.69%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	—	0.91%	13.77%	5.55%	7.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	0.93%	15.63%	7.18%	9.22%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.03%	—	1.03%	1.57%	6.77%	8.05%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.93%	—	0.93%	1.67%	6.88%	8.16%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.75%	—	0.75%	5.25%	2.14%	2.23%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	—	0.77%	12.38%	7.18%	9.14%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse/Wellington Balanced Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.67%	—	0.67%	12.51%	7.29%	9.25%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.87%	—	0.87%	7.54%	8.02%	10.45%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.77%	—	0.77%	7.65%	8.13%	10.56%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	0.79%	15.62%	12.01%	13.33%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	—	0.69%	15.74%	12.14%	13.45%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%	—	0.91%	6.75%	4.03%	3.95%
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.94%	—	0.94%	4.90%	3.52%	9.88%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Frontier Mid Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.84%	—	0.84%	5.06%	3.63%	9.99%
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	—	0.97%	32.78%	6.46%	6.74%
International Equity	Harris Oakmark International Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	—	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	0.83%	15.60%	7.30%	11.00%
Global Equity	Invesco Global Equity Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.73%	—	0.73%	15.71%	7.40%	11.12%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.99%	—	0.99%	5.83%	-0.91%	9.00%
US Equity	Invesco Small Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.89%	—	0.89%	5.93%	-0.81%	9.11%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	—	0.79%	13.72%	10.01%	16.41%
US Equity	Jennison Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.69%	—	0.69%	13.86%	10.12%	16.53%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	—	1.04%	12.59%	6.25%	9.22%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	—	0.80%	14.90%	14.77%	13.91%
US Equity	Loomis Sayles Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.70%	—	0.70%	15.05%	14.89%	14.02%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.15%	—	1.15%	5.02%	7.17%	9.15%
US Equity	Loomis Sayles Small Cap Core Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.05%	—	1.05%	5.13%	7.28%	9.26%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.14%	—	1.14%	3.73%	2.28%	9.84%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	—	1.04%	3.80%	2.38%	9.95%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	0.51%	6.80%	-0.88%	1.51%
US Fixed Income	MetLife Aggregate Bond Index Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.41%	—	0.41%	7.01%	-0.77%	1.61%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	6.86%	8.54%	10.16%
US Equity	MetLife Mid Cap Stock Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.45%	—	0.45%	7.00%	8.64%	10.27%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	—	0.62%	30.70%	8.35%	7.76%
International Equity	MetLife MSCI EAFE® Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	0.52%	30.78%	8.45%	7.87%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	—	0.62%	9.08%	2.93%	5.31%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.55%	—	0.55%	12.33%	5.71%	9.27%
US Equity	MetLife Russell 2000® Index Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.45%	—	0.45%	12.49%	5.82%	9.38%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	0.52%	17.28%	13.84%	14.24%
US Equity	MetLife Stock Index Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.42%	—	0.42%	17.41%	13.95%	14.36%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	0.81%	22.41%	5.54%	7.57%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
International Equity	MFS® Research International Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.71%	—	0.71%	22.54%	5.64%	7.68%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	—	0.87%	10.83%	6.15%	7.38%
Allocation	MFS® Total Return Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	—	0.77%	10.94%	6.26%	7.49%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	—	0.83%	13.00%	9.84%	9.99%
US Equity	MFS® Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	—	0.73%	13.11%	9.95%	10.10%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	0.90%	13.19%	-5.83%	14.00%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Morgan Stanley Discovery Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.80%	—	0.80%	13.32%	-5.73%	14.11%
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.06%	—	1.06%	-4.74%	2.62%	8.86%
US Equity	Neuberger Berman Genesis Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.96%	—	0.96%	-4.64%	2.71%	8.97%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.38%	—	1.38%	7.74%	1.15%	3.09%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	—	0.83%	8.90%	-0.07%	2.30%
US Fixed Income	PIMCO Total Return Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.73%	—	0.73%	8.98%	0.04%	2.41%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
Allocation	State Street Moderate ETF Portfolio - Class B (formerly known as SSGA Growth and Income ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	—	0.75%	16.78%	7.19%	7.85%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class B (formerly known as SSGA Growth ETF Portfolio - Class B) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	—	0.78%	19.23%	9.01%	9.31%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	—	0.81%	15.45%	9.37%	14.10%
US Equity	T. Rowe Price Large Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	—	0.71%	15.54%	9.47%	14.21%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.95%	—	0.95%	3.42%	3.83%	9.77%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Mid Cap Growth Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.85%	—	0.85%	3.62%	3.92%	9.88%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	—	0.76%	10.00%	5.48%	10.60%
US Equity	T. Rowe Price Small Cap Growth Portfolio† - Class E Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.66%	—	0.66%	10.17%	5.59%	10.72%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	—	0.85%	2.29%	9.62%	9.58%
US Equity	Victory Sycamore Mid Cap Value Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.75%	—	0.75%	2.42%	9.74%	9.70%
US Fixed Income	Western Asset Management Government Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.74%	—	0.74%	7.21%	-1.27%	1.21%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.82%	—	0.82%	8.88%	1.17%	3.77%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.72%	—	0.72%	8.95%	1.27%	3.88%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.75%	—	0.75%	6.81%	0.35%	1.57%
US Fixed Income	Western Asset Management U.S. Government Portfolio*† - Class E Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.65%	—	0.65%	6.91%	0.45%	1.67%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
†
The Portfolio is no longer available for additional allocations.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
(2)
The BlackRock Ultra-Short Term Bond Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB I.
††
Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.
Some of the investment choices may not be available under the terms of your Contract. Your Contract or other correspondence we provide You will indicate the Divisions that are available to You.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS
If You elected the GMIB Plus I or LWG I You are limited to allocating your purchase payments and Account Balance among the funding options below. The MetLife Mutli-Index Targeted Risk is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Plus I and LWG I. In addition, other investment options that are available if these optional benefits are not selected may offer the potential for higher returns.
GMIB Plus I	LWG I
Brighthouse Asset Allocation 20 Division	Brighthouse Asset Allocation 20 Division
Brighthouse Asset Allocation 40 Division	Brighthouse Asset Allocation 40 Division
Brighthouse Asset Allocation 60 Division	Brighthouse Asset Allocation 60 Division
Brighthouse Asset Allocation 80 Division	Brighthouse Asset Allocation 80 Division
American Funds® Moderation Allocation Division	BlackRock Ultra-Short Term Bond Division (available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only)
American Funds® Balanced Allocation Division	American Funds® Moderate Allocation Division
American Funds® Aggressive Allocation Division	American Funds® Balanced Allocation Division
Fixed Interest Account	American Funds® Aggressive Allocation Division
State Street Moderately Aggressive ETF Division	State Street Moderately Aggressive ETF Division
State Street Moderate ETF Division	State Street Moderate ETF Division
BlackRock Ultra-Short Term Bond Division (where available)	MetLife Aggregate Bond Index Division
MetLife Aggregate Bond Index Division	MetLife Multi-Index Targeted Risk Division
MetLife Multi-Index Targeted Risk Division	Western Asset Management® Government Income Division
Western Asset Management® Government Income Division
If You elect the LWG II, the GMIB Plus II or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) below. The MetLife Mutli-Index Targeted Risk and Fixed Interest Account investment options in Option (A) and Option (B) below are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the LWG II, GMIB Plus II and EDB I. In addition, other investment options that are available if these optional benefits are not selected may offer the potential for higher returns. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the automated investment strategies are available under Option (A) and Option (B). (See “Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program” and the charts titled “Enhanced Dollar Cost Averaging (“EDCA”) Program and Automated Investment Strategies.”)

Option A(1)(2)
100% of purchase payments or Account Balance to the following Investment Choices	American Funds® Balanced Allocation Division	Brighthouse Asset Allocation 60 Division
	American Funds® Moderate Allocation Division	MetLife Multi-Index Targeted Risk Division
	Brighthouse Asset Allocation 20 Division	State Street Moderate ETF Division
Brighthouse Asset Allocation 40 Division
(1)
You may also allocate purchase payments or Account Balance to the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available), and may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to an automated investment strategy.
(2)
For Contracts for which applications and necessary information were received at our Administrative Office prior to May 4, 2009, the following Divisions are also available under Option (A): American Funds® Aggressive Allocation Division, Brighthouse Asset Allocation 80 Division, and State Street Moderately Aggressive ETF Division.
OR
Option B(1)(2)
Platform 1 (at least 30% of purchase
payments or Account Balance to the
following investment choices and/or to
the Fixed Interest Account and the
BlackRock Ultra-Short Term Bond
Division (where available)
American Funds Bond	BlackRock Bond Income
Brighthouse/Franklin Low Duration Total Return	MetLife Aggregate Bond Index
PIMCO Inflation Protection Bond	PIMCO Total Return
Western Asset Management® Government Income	Western Asset Management U.S. Government

Platform 2 (up to 70% of purchase payments or Account Balance to the following investment choices)	American Funds Growth	Jennison Growth
	American Funds Growth-Income	Loomis Sayles Global Allocation
	Baillie Gifford International Stock	Loomis Sayles Growth
	BlackRock Capital Appreciation	MetLife Multi-Index Targeted Risk
	Brighthouse Asset Allocation 100	MetLife MSCI EAFE® Index
	Brighthouse/Wellington Balanced	MetLife Stock Index
	Brighthouse/Wellington Core Equity Opportunities	MFS® Research International
	Brighthouse/Wellington Large Cap Research	MFS® Total Return
	Harris Oakmark International	MFS® Value
	Western Asset Management StrategicBond Opportunities	T. Rowe Price Large Cap Growth
	Invesco Global Equity	Frontier Mid Cap Growth
Platform 3 (up to 15% of purchase payments or Account Balance to the following investment choices)	Brighthouse/Artisan Mid Cap Value	Morgan Stanley Discovery
	MetLife Mid Cap Stock Index	Victory Sycamore Mid Cap Value
	T. Rowe Price Mid Cap Growth	Clarion Global Real Estate
Platform 4 (up to 15% of purchase payments or Account Balance to the following investment choices)	American Funds SMALLCAP World Fund®	Loomis Sayles Small Cap Core
	Invesco Small Cap Growth	MetLife Russell 2000® Index
	Loomis Sayles Small Cap Growth	T. Rowe Price Small Cap Growth
Neuberger Berman Genesis
(1)
For Contracts for which applications and necessary information were received at our Administrative Office prior to May 4, 2009 the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available) and You may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above)
(2)
We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Balance that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Balance. We will provide You with prior written notice of any changes in classification of investment choices.

If You have elected the GMAB, we require You to allocate your purchase payments and all of your Account Balance to one of the asset allocation Divisions listed below:
-Brighthouse Asset Allocation 20 Division
-Brighthouse Asset Allocation 40 Division
-Brighthouse Asset Allocation 60 Division
You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to a Division must be transferred to the one Division You have chosen.
Index Selector. If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account (or the BlackRock Ultra-Short Term Bond Division in lieu of the Fixed Interest Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with GMIB I, GMIB II, GWB I, Enhanced GWB or the LWG I):
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
Guaranteed Minimum Accumulation Benefit. The asset allocation Divisions available if you choose the GMAB and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each are:
Division	Guaranteed Amount (% of Purchase Payments)	Years to Maturity Date
Brighthouse Asset Allocation 20 Division	130%	10 years
Brighthouse Asset Allocation 40 Division	120%	10 years
Brighthouse Asset Allocation 60 Division	110%	10 years
Optional Enhanced Dollar Cost Averaging Program and Automated Investment Strategies. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).
Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.

Rebalancing. If You choose to allocate according to Option (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.
Fixed Option
The following is information on the Fixed Interest Account currently available under the Contract. The Fixed Interest Account is not available for C Class Contracts purchased after April 30, 2003, the GMAB option or any Deferred Annuity with an optional Living Benefit issued in the states of New York and Washington.
We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Contract; or (2) Your Account Value in the Fixed Interest Account Value is equal to or exceeds our maximum for Fixed Interest Account allocations (i.e., $1,000,000). If such restriction occurs, we will notify You of such change.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance. Thereafter, each year a new rate will apply to that amount plus the interest previously credited to that amount. The new rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Account on a daily basis. We may declare interest rates for different one-year periods. If we do so we will tell you in advance Renewal Rate Term: 12 months	1%
*
The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which are dated the same date as this Updating Summary Prospectus, and which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling our Administrative Office at (800) 638-7732, by going online at https://dfinview.com/metlife/PUFT/MET000204, or by sending an email request to RCG@metlife.com. For Division transfers and purchase payment reallocations, for current information about your Contract Values, to change or update Contract information such as your billing address, billing mode, Beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract, You may call our Administrative Office at (800) 638-7732.
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EDGAR ID: C000003506